PROPERTY AND EQUIPMENT, NET - Schedule of Financing leases right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Total gross value	€ 1,290	€ 1,269
Less: accumulated depreciation and amortization	705	813
Total	€ 585	€ 455
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Facilities
Property and equipment
Total gross value	€ 242	€ 269
Equipment
Property and equipment
Total gross value	220	220
Vehicles and IT equipment
Property and equipment
Total gross value	€ 828	€ 780